DISCONTINUED OPERATIONS (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net of allowance for doubtful accounts of $0 and $62,427, respectively	$ 39,477	$ 405,786	$ 1,965,947
Accrued expenses and compensation	$ 118,073	154,764	410,957
Total current liabilities associated with discontinued operations		0	2,643
Discontinued Operations [Member]
Accounts receivable, net of allowance for doubtful accounts of $0 and $62,427, respectively		0	1,223,869
Total current assets from discontinued operations		0	1,223,869
Accrued expenses and compensation		0	2,643
Total current liabilities associated with discontinued operations		$ 0	$ 2,643